Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets	R$ 216,085	R$ 205,911
Trade receivables	384	507
Other assets		597
Total assets	216,469	207,015
Current assets		1,010
Non-current assets	216,469	206,005
Lease liabilities	260,790	242,703
Total liabilities	260,790	242,703
Current liabilities	9,447	6,610
Non-current liabilities	251,343	236,093
Other income	(48,010)	(42,472)	R$ (39,018)
U E P C [Member]
IfrsStatementLineItems [Line Items]
Other income	475	517	465
E M I V E Patrulha 24 Horas Ltda [Member]
IfrsStatementLineItems [Line Items]
Other income	(7)	(7)	(6)
Depreciation Rightofuse Assets [Member]
IfrsStatementLineItems [Line Items]
Other income	(17,637)	(14,639)	(13,801)
Lease Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Other income	R$ (30,841)	R$ (28,343)	R$ (25,676)